UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	06/30/07

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          CAPITAL CASH MANAGEMENT TRUST



                                   SEMI-ANNUAL
                                     REPORT



                                  JUNE 30, 2007

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2007
                                   (unaudited)

Cash and Net Assets - 100.0%........................................$1,001
                                                                    ======

SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Shares outstanding (unlimited number of $.01 par
value shares authorized).............................................1,001

Net Asset Value Per Share............................................$1.00
                                                                     =====


NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share                                      $  10
Additional paid-in capital                                           1,006
Accumulated net realized loss on                                      (15)
investments
                                                                ----------
                                                                   $ 1,001
                                                                    ======






                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS


                                                          Six Months
                                                             Ended
                                                           June 30,
                                                             2007
                                                          (unaudited)
INVESTMENT INCOME:
Interest income                                                    -
                                                            --------
EXPENSES:
   Investment Adviser fees                                         -
   Administrator fees                                              -
   Legal fees                                                      -
   Trustees' fees and expenses                                     -
   Auditing and  tax                                               -
   Custodian fees                                                  -
   Registration fees and dues                                      -
   Shareholders' reports                                           -
   Taxes                                                           -
   Transfer and shareholder servicing agent fees                   -
   Insurance                                                       -
   Miscellaneous                                                   -

                                                            --------
Total expenses                                                     -

   Investment Advisory fees waived                                 -
   Administration fees waived                                      -
   Reimbursement of expenses by Administrator                      -
   Expenses paid indirectly                                        -
                                                            --------
Net                                                                -
expenses
                                                            --------

Net investment                                                     -
income
                                                            --------

Net increase in net assets resulting from                          -
operations
                                                              ======



                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                   Six Months Ended
                                                       June 30,           Year Ended
                                                         2007                Dec.
                                                      (unaudited)         31, 2006
                                                   -----------------  -----------------

INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:
Net investment                                                    $-                 $-
income.........................................                    -                  -
Net realized loss from securities transactions.

                                                          ----------         ----------
Change in net assets resulting from operations                     -                  -

                                                          ----------         ----------
Change in net assets resulting from operations                     -                  -

                                                          ----------         ----------
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Original Shares                                                    -                  -
................................................

                                                          ----------         ----------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
Proceeds from shares sold:
Original Shares                                                    -                  -
.................................................
Reinvested dividends and distributions:
Original Shares                                                    -                  -
.................................................
Cost of shares redeemed:
        Original Shares                                            -                  -
.................................................

                                                          ----------         ----------
Change in net assets from capital share
transactions                                                       -                  -
..................................................

                                                          ----------         ----------
Total change in net assets                                         -                  -
..................................................

NET ASSETS:
Beginning of period                                            1,001              1,001
..................................................
                                                          ----------         ----------
End of period                                                 $1,001             $1,001
..................................................
                                                              ======             ======






                       See accompanying notes to financial
                                  statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


 Note A- Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.

On December 4, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from June 30th to December 31st.


Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Note C - Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.


Note D - New accounting pronouncements: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded no later than June 29, 2007 and is to be applied to all open tax years as of that date. At this time, management does not believe the adoption of FIN48 will result in any material impact on the Trust's financial statements.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.


Proxy Voting Record (unaudited) As the Trust is closed, the Trust had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                              Six Months Ended   Year              Year        Period
                                              June 30,           Ended             Ended       Ended
                                              2007*              Dec. 31,          Dec.31,     Dec 31,       Year Ended June 30,
                                             (unaudited)         2006*             2005*       2004           2004          2003
                                              -----------        -----             -----       ----           ----          ----
Net asset value, beginning of period
                                                $1.0000           $1.0000         $1.0000     $1.0000        $1.0000      $1.0000
                                                -------           -------         -------     -------        -------      -------
Income from investment
operations:
Net investment income                              -                 -               -           -           0.0032       0.0107
                                                   -                 -               -           -           ------       ------
Less distributions:
Dividends from net Investment income               -                 -               -           -          (0.0032)     (0.0107)
                                                   -                 -               -           -          --------     --------

Net asset value,
end of period                                   $1.0000           $1.0000         $1.0000     $1.0000        $1.0000      $1.0000
                                                =======           =======         =======     =======        =======      =======

Total return                                       -                 -               -           -            1.32%        1.08%
Ratios/supplemental data
Net assets, end of
period (in thousands)                             $1                 $1              $1         $1             $1         $1,764

Ratio of expenses
to average net assets                              -                 -               -           -            0.26%        0.39%

Ratio of net investment
income to average
net assets                                         -                 -               -           -            0.75%        1.03%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                              -                 -              -            -             5.75%       4.86%

Ratio of net investment
income (loss) to
average net assets                                 -                 -              -            -            (4.74)%     (3.43)%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                              -                 -              -            -            0.25%        0.36%

 * The Trust had no operations during the period.

                 See accompanying notes to financial statements

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2007.

Actual Expenses1

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".


For The Six Months Ended June 30, 2007


                                     Actual           Beginning         Ending           Expenses
                                Total Return(1)        Account         Account         Paid During
                                                        Value           Value         the Period(2)

CAPITAL CASH
MANAGEMENT TRUST                        -               $1,000.00       $1,000.00            -


(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended June 30, 2007

                                  Hypothetical      Beginning         Ending          Expenses
                                   Annualized        Account         Account        Paid During
                                  Total Return        Value           Value        the Period(1)

CAPITAL CASH
 MANAGEMENT TRUST                     5.00%          $1,000.00       $1,025.00           -


(1) The Trust did not incur any expenses during the period.



ITEM 2.  CODE OF ETHICS.

	Not applicable.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST



By:  /s/  Lacy B. Herrmann
- - - ---------------------------------
Chairman of the Board of Trustees
September 6, 2007


By:  /s/  Diana P. Herrmann
- - - ---------------------------------
President
September 6, 2007


By:  /s/  Joseph P. DiMaggio
- - - -----------------------------------
Chief Financial Officer and Treasurer
September 6, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- - - ---------------------------------
Lacy B. Herrmann
Chairman of the Board of Trustees
September 6, 2007



By:  /s/  Diana P. Herrmann
- - - ---------------------------------
Diana P. Herrmann
President
September 6, 2007



By:  /s/  Joseph P. DiMaggio
- - - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2007




CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX


(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.